Wire Redemption Fee [Member] Investment Strategy - GREEN CENTURY BALANCED FUND	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the stocks and bonds of U.S. companies. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.
The Fund seeks to avoid investing in securities of issuers in industries that, the Fund’s investment adviser, Green Century believes are environmentally harmful, including companies or industries that primarily, in the view of, the Fund’s Subadviser, Northern Trust Investments, Inc. (Northern Trust or NTI):
•	Explore for, extract, produce, manufacture or refine coal, oil or gas; produce or transmit electricity derived from fossil fuels; or own fossil fuel reserves;
•	Are engaged in the significant production of nuclear energy or distribution of energy derived from nuclear power production, or nuclear weapons or the manufacture of nuclear weapon related components or systems.
•	Are engaged in the manufacture of tobacco products;
•	Are involved in commercial animal farming for the purposes of food production (Factory Farms);
•	Are engaged in the production of genetically modified organisms (GMOs);
•	Are classified as metals and mining companies;
•	Are engaged in the manufacture or supply of biocides or specialty chemicals;
•	Have operations or products and services that are considered misaligned with certain sustainable development goals identified by Green Century which may include the United Nations Sustainable Development Goals such as clean energy, life below water, life on land and climate action; or
•	Are engaged in the production of firearms or military weapons.
The Fund’s equity securities investments may include common stocks, preferred stocks and securities convertible into common or preferred stocks. The Fund may invest in growth and value stocks of any market capitalization. The Fund invests primarily in equity securities of companies that, at the time of purchase, are in included in the S&P 1500® Index.
With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 35% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). Debt securities in which the Fund may invest include corporate bonds, securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and other asset-backed securities, securities issued by supra-national or foreign domiciled entities, municipal securities, and mortgage-related securities
The Fund invests primarily in securities of U.S. issuers. The Fund may invest up to 30% of its assets in equity and debt securities of non-U.S. issuers.
In selecting equity securities to buy and sell, NTI first excludes securities of companies included in the S&P 1500® Index that, based on NTI’s evaluation of data provided by one or more third-party research vendors, are deemed environmentally harmful. Third-party information providers currently include Bloomberg, L.P., Morningstar, Sustainalytics, ISS ESG, MSCI Inc., ICE, Nasdaq and FactSet. NTI may add or remove third-party providers at its discretion. After defining the investable universe of equity securities, NTI evaluates the quality of the remaining securities and removes those securities that do not meet NTI’s proprietary methodology. Northern Trust’s methodology seeks to rate and rank securities based on three categories of financial signals (profitability, management efficiency, and cash generation).
In selecting debt securities to buy and sell, Northern Trust first excludes securities of companies included in the Bloomberg US Intermediate Credit (1‑10 Year) Index that, based on NTI’s evaluation of data provided by one or more third-party research vendors, are deemed environmentally harmful as described above. After defining the investable universe of debt securities, NTI aims to gain exposure to undervalued corporate bonds from high-quality issuers as defined by NTI’s proprietary quantitative methodology. Additionally, NTI’s methodology seeks to invest in “green” bonds, which are defined as loans used to finance projects and activities that benefit the environment. Opportunities to invest in green bonds will be considered based on a variety of factors including but not limited to alignment with the portfolio screening criteria, credit rating, liquidity, and other factors.
NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. NTI makes final purchase decisions based on the quantitative models described above, the desired level of diversification, and the desired allocation among equity and debt securities.
The Fund will normally seek to sell a security if it is determined to be environmentally harmful as described above or if Northern Trust believes the security is no longer attractive based upon the evaluation criteria described above.
The Fund may, but is not required to, use derivatives, such as interest rate, equity index and bond futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.